Leases (Tables)	12 Months Ended
Dec. 31, 2020
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Summary Of Amounts Related To Leases
The statement of financial position shows the following amounts relating to leases:

	As of December 31,
	2019	2020
Right-of-use assets	RMB’000	RMB’000
Properties	914,960	973,547

Lease liabilities	939,089	979,419

Summary Of Depreciation Charge Of Right Of Use Assets
The statement of profit or loss shows the following amounts relating to leases:

	Year ended December 31,
	2018	2019	2020
Depreciation charge of right-of-use assets	RMB’000	RMB’000	RMB’000
Properties	529,269	509,026	604,018

Interest expense (included in finance costs)	54,281	58,170	46,567
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; sales and marketing expenses)	35,179	61,836	115,741
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; sales and marketing expenses)	21,745	22,441	26,684

Summary Of Movement Of Right Of Use Assets

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Opening net book amount	852,132	740,240	914,960
Additions	417,377	683,746	697,403
Disposals	—	—	(34,798)
Depreciation charge	(529,269)	(509,026)	(604,018)

Closing net book amount	740,240	914,960	973,547

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Cost	1,656,613	1,731,022
Accumulated depreciation	(741,653)	(757,475)

Net book amount	914,960	973,547